DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Inventory costs	$ 20,640	$ 33,450	$ 36,736
Subcontractor and consultant costs	3,562	3,059	3,163
Concession construction materials and labor costs	163	299	323
Depreciation and amortization expense	3,204	3,592	3,223
Compensation	3,854	5,827	5,562
Other direct costs	3,460	3,794	4,103
Total	$ 34,883	$ 50,021	$ 53,110